Related Party Transactions - FP Land LLC (Details) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2014 Pittman Hough Farms Astoria Farms	Dec. 31, 2013 Pittman Hough Farms Astoria Farms	Mar. 31, 2014 Pittman Hough Farms Hough Farms	Dec. 31, 2013 Pittman Hough Farms Hough Farms	Mar. 31, 2014 Pittman Hough Farms Paul A. Pittman	Dec. 31, 2013 Pittman Hough Farms Paul A. Pittman	Mar. 31, 2014 American Agriculture Corporation Paul A. Pittman	Dec. 31, 2013 American Agriculture Corporation Paul A. Pittman	Mar. 31, 2014 American Agriculture Corporation Jesse J. Hough	Dec. 31, 2013 American Agriculture Corporation Jesse J. Hough	Apr. 16, 2014 Subsequent event Operating Partnership American Agriculture Corporation Shared services agreement	Mar. 31, 2014 FP Land LLC, predecessor business farm	Dec. 31, 2013 FP Land LLC, predecessor business farm	Mar. 31, 2014 FP Land LLC, predecessor business Astoria Farms and Hough Farms	Dec. 31, 2013 FP Land LLC, predecessor business Astoria Farms and Hough Farms	Mar. 31, 2014 FP Land LLC, predecessor business Astoria Farms and Hough Farms Rent agreement	Mar. 31, 2013 FP Land LLC, predecessor business Astoria Farms and Hough Farms Rent agreement	Dec. 31, 2013 FP Land LLC, predecessor business Astoria Farms and Hough Farms Rent agreement	Dec. 31, 2012 FP Land LLC, predecessor business Astoria Farms and Hough Farms Rent agreement	Mar. 31, 2014 FP Land LLC, predecessor business Pittman Hough Farms LLC	Dec. 31, 2013 FP Land LLC, predecessor business Pittman Hough Farms LLC	Mar. 31, 2014 FP Land LLC, predecessor business Pittman Hough Farms LLC Professional fees paid on behalf of Company	Mar. 31, 2013 FP Land LLC, predecessor business Pittman Hough Farms LLC Professional fees paid on behalf of Company	Dec. 31, 2013 FP Land LLC, predecessor business Pittman Hough Farms LLC Professional fees paid on behalf of Company
Related Party Transactions
Number of farms rented to unrelated parties												2	2
Ownership interest (as a percent)					75.00%	75.00%
Ownership interest (as a percent)	33.34%	33.34%	25.00%	25.00%
Ownership interest held by related party (as a percent)							75.00%	75.00%	25.00%	25.00%
Rent from related party																$ 618,710	$ 544,979	$ 2,179,916	$ 1,794,600
Accounts receivable from related party														1,117,059	463,700
Expenses from related party																						57,558	0	75,000
Outstanding payables																				132,557	75,000
Fee amount											$ 175,000